Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries

As of March 31, 2024, the Company’s major subsidiaries, the consolidated VIEs and VIE’s subsidiary are as follows:

	Equity interest held	Place and date of incorporation

Subsidiaries:
MOGU Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

		Place and date of incorporation
VIE's subsidiary
Ruisha Technology		Hangzhou, China, July 2021

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which are included in the Group’s consolidated financial statements, with intercompany transactions eliminated:

	As of March 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	259,033	169,039
Restricted cash	810	511
Short-term investments	25,584	51,935
Inventories, net	131	86
Loan receivables, net	32,229	31,564
Prepayments, receivables and other current assets	54,617	43,606
Amounts due from non-VIE subsidiaries of the Company(1)	105,334	70,620
Amounts due from related parties	614	587
Property and equipment, net	191,598	263,770
Intangible assets, net	11,933	176
Right-of-use assets	650	—
Investments	38,469	46,722
Other non-current assets	33,050	32,000
Total assets	754,052	710,616

	As of March 31,
	2023	2024
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company(2)	1,512,750	1,503,757
Accounts payable	548	392
Salaries and welfare payable	5,398	1,579
Advances from customers	68	56
Taxes payable	3,246	1,049
Amounts due to related parties	1,395	1,398
Current portion of lease liabilities	307	—
Accruals and other current liabilities	239,359	246,158
Deferred tax liabilities	1,755	—
Total liabilities	1,764,826	1,754,389
Total shareholders’ deficit	(1,010,774)	(1,043,773)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2023 and 2024 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2023 and 2024 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Third-party revenues	69,793	60,972	40,617
Inter-company revenues	31,816	26,785	13,145
Third-party costs and expenses	(187,958)	(189,199)	(92,427)
Inter-company costs and expenses(3)	(15,779)	(13,545)	(10,954)
Third-party other operating income	2,415	4,922	2,879
Inter-company other operating (loss)/income(4)	(197,698)	17,650	5,500
Income from non-operations	12,750	9,874	5,952
Loss before income tax benefit	(284,661)	(82,541)	(35,288)
Add: Income tax benefit	14,689	8,757	1,720
Net loss	(269,972)	(73,784)	(33,568)

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Inter-company payment for service charges(5)	(40,409)	(4,561)	(7,625)
Other operating activities with non-VIE subsidiaries(6)	131,050	114,322	41,036
Operating activities with external parties	(69,065)	(26,610)	(15,636)
Net cash provided by operating activities	21,576	83,151	17,775
Net cash provided by/(used in) investing activities	28,143	(37,211)	(108,068)
Net increase/(decrease) in cash and cash equivalents and restricted cash	49,719	45,940	(90,293)

Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 4: Inter-company other operating (loss)/income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.